Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Basic earnings per share
Profit for the period attributable to owners of the parent	€ 47.5	€ 22.4
Weighted average Ordinary Shares and Founder Preferred Shares (basic) (in shares)	203.0	178.4
Basic earnings per share (in euros per share)	€ 0.23	€ 0.13
Diluted earnings per share
Profit for the period attributable to owners of the parent	€ 47.5	€ 22.4
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) (in shares)	203.0	178.4
Diluted earnings per share (in euros per share)	€ 0.23	€ 0.13